Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (78,122)	$ (174,818)	$ (226,645)	$ (306,957)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	13,334	30,000	40,000	40,000
Non-cash rent expense	45,000	0
Changes in Operating Assets and Liabilities
Increase in note receivable - related party	(75,000)	0
Increase in interest receivable	(2,612)	0
(Increase) in accounts receivable			(15,000)	0
Increase (decrease) in accounts payable	3,427	24,015	27,478	(14,050)
Increase in accounts payable - related parties	29,237	45,000	76,302	60,000
Increase in accrued interest	5,625	5,625	7,500	7,452
Increase in accrued interest-related parties	20,129	25,718	35,072	31,767
Net cash used for operating activities	(38,982)	(44,460)	(55,293)	(181,788)
Cash Flows From Financing Activities:
Line of credit - borrowings			0	2,366
Line of credit - payments	0	(1,459)	0	(3,134)
Proceeds from line of credit to related party	201,500	187,359	246,175	275,364
Repayments on line of credit to related party	(159,500)	(145,100)	(190,100)	(71,416)
Net cash provided by financing activities	42,000	40,800	56,075	203,181
Net Increase In Cash	3,018	(3,660)	782	21,393
Cash At The Beginning Of The Period	49,900	49,118	49,118	27,725
Cash At The End Of The Period	52,918	45,458	49,900	49,118
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	0	0	0	0
Income tax	0	0	0	0
Schedule of Non-Cash Investing and Financing Activities
Assumption of debt by related party			$ 1,459	$ 0
Stock received for sale of assets	(86,667)	0
Assets acquired for issuance of stock	50,000	0
Related party debt converted to stock	400,000	0
Related party accounts payable converted to stock	$ 210,000	$ 0